Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,871,900
Previously Paid Amount	0
Total Fee Amount	4,401.51
Total Offset Amount	0
Net Fee	$ 4,401.51